Cost of Services - Summary of Cost of Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost Of Service [Abstract]
Employee cost (Note 24)	$ 663,360	$ 584,560	$ 502,794
Maintenance	505,352	346,805	302,203
Safety, security and insurance	317,023	282,310	249,752
Utilities	278,895	222,891	192,158
Other	345,777	345,805	311,351
Cost of services	$ 2,110,407	$ 1,782,371	$ 1,558,258